Financial risk management and financial instruments - Fair Value hierarchy (Details) - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019
Convertible debentures | Financial liabilities at FVTPL
Financial risk management and financial instruments
Financial liabilities	$ (270,783)	$ (421,366)
Convertible debentures | Financial liabilities at FVTPL | Level 3
Financial risk management and financial instruments
Financial liabilities	(270,783)	(421,366)
Financial assets at FVTPL
Financial risk management and financial instruments
Financial assets	268,081	246,782
Financial assets at FVTPL | Level 1
Financial risk management and financial instruments
Financial assets	512,724	612,799
Financial assets at FVTPL | Level 3
Financial risk management and financial instruments
Financial liabilities	(244,643)	(366,017)
Financial assets at FVTPL | Cash and cash equivalents
Financial risk management and financial instruments
Financial assets	497,222	550,797
Financial assets at FVTPL | Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets	497,222	550,797
Financial assets at FVTPL | Marketable securities
Financial risk management and financial instruments
Financial assets		20,199
Financial assets at FVTPL | Marketable securities | Level 1
Financial risk management and financial instruments
Financial assets		20,199
Financial assets at FVTPL | Convertible notes receivable
Financial risk management and financial instruments
Financial assets	14,626	32,230
Financial assets at FVTPL | Convertible notes receivable | Level 3
Financial risk management and financial instruments
Financial assets	14,626	32,230
Financial assets at FVTPL | Long-term investments [member]
Financial risk management and financial instruments
Financial assets	27,016	64,922
Financial assets at FVTPL | Long-term investments [member] | Level 1
Financial risk management and financial instruments
Financial assets	15,502	41,803
Financial assets at FVTPL | Long-term investments [member] | Level 3
Financial risk management and financial instruments
Financial assets	$ 11,514	$ 23,119